Subsequent Events (Details) - USD ($)					1 Months Ended				3 Months Ended	12 Months Ended
	May 30, 2017	May 08, 2017	Apr. 10, 2017	Feb. 02, 2017	May 31, 2017	Apr. 19, 2017	Mar. 01, 2017	Jan. 24, 2017	Mar. 31, 2017	Dec. 31, 2016	Jan. 17, 2017	Aug. 09, 2016	Dec. 31, 2015	Sep. 25, 2015
Subsequent Events (Textual)
Reverse stock split, description							1-for-15 reverse stock split.		The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Common stock, par value							$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, conversion description							Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.
Conversion rate												$ 22.50
Fair value of shares issued for services									$ 14,092
Unpaid principal balance amount										$ 744,000	$ 636,000
Series 1 Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Common shares issued for services, shares
Hillair Capital Investments L.P. [Member]
Subsequent Events (Textual)
Conversion rate												$ 22.50
GemCap Loan and Security Agreement Amendment 2 [Member]
Subsequent Events (Textual)
Loan and security agreement, description								Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) - (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) - (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.
Cash payment to lender				$ 5,000
Subsequent Event [Member]
Subsequent Events (Textual)
Original issue discount					9.00%
Principal amount of debt					$ 2,200,000
Common shares issued for services, shares			50,000
Fair value of shares issued for services			$ 141,000
Company pay damages principal amount	$ 636,000
Percentage of interest accruing	10.00%				10.00%
Aggregate purchase price					$ 2,000,000
Maturity date					May 31, 2018
Subsequent Event [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Amount of interest payable on debenture						$ 343,267
Due date of interest payment						May 09, 2017
Value of interest payment paid by company stock						$ 315,700
Number of shares issued in settlement of interest payable						110,000
Conversion rate						$ 2.87
Common stock issuance date						Apr. 20, 2017
Subsequent Event [Member] | Hillair Capital Investments L.P. [Member]
Subsequent Events (Textual)
Number of common shares the convertible shares were converted		2,250
Subsequent Event [Member] | Hillair Capital Investments L.P. [Member] | Series 1 Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Number of common shares the convertible shares were converted		100,000
Original issue discount						8.00%
Principal amount of debt						$ 5,700,000